INVESTMENTS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Millions		12 Months Ended
	Jun. 06, 2017 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 06, 2017 HKD ($) $ / shares	Mar. 31, 2017 USD ($)	Feb. 28, 2017	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Aug. 31, 2015 CNY (¥)	Aug. 31, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Apr. 30, 2015	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount		¥ 44,044		¥ 47,129		$ 6,750
Equity Method Investments		55,928		105,825		8,571
Equity Method Investment, Other than Temporary Impairment		33,001	$ 5,058	22,353	¥ 149,896
Loss from equity method investments		(10,798)	(1,655)	(10,639)	(15,025)
Share of other comprehensive loss of an equity method investee		(1,218)	(187)	(3,986)	0
Equity investments at fair value without readily determinable fair value Aggregated Cost		69,152		73,082		10,598
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount		25,108		25,953		$ 3,848
Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Loss from equity method investments		10,798	1,655	10,639	15,025
Limited partnership [Member] | Guangda Sports Culture [Member]
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interest percentage										12.20%											9.90%
Equity Method Investments | $																	$ 20,000
Loss from equity method investments		(3,246)	(497)	2,225	¥ 2,833
Hzone Holding Company [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount				12,400
Hzone Holding Company [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | $																						$ 2,000
Percentage of Equity Securities Without Readily Determinable Fair Value																						10.00%
Topgame Global Limited [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount				9,463
Topgame Global Limited [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | $																			$ 1,373
Percentage of Equity Securities Without Readily Determinable Fair Value																		1.29%	1.29%
Caicaihudong (Beijing) Technology Co., Ltd [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount				13
Caicaihudong (Beijing) Technology Co., Ltd [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																		¥ 13
Percentage of Equity Securities Without Readily Determinable Fair Value																		1.29%	1.29%
Youwang Technology (Shanghai) Co., Ltd. [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount				¥ 477
Youwang Technology (Shanghai) Co., Ltd. [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																		¥ 477
Danhua [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Return of Principal | $			$ 123
Danhua [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | $																							$ 1,000
Percentage of Equity Securities Without Readily Determinable Fair Value																							1.10%
Beijing Weisaishidai Sports Technology Co., Ltd [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amount of original cost of cost method investments																¥ 10,000
Beijing Weisaishidai Sports Technology Co., Ltd [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value					0.83%
Percentage of Equity Securities Original Cost Without Readily Determinable Fair Value																0.84%
Techelix Co., Ltd [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amount of original cost of cost method investments | $															$ 600
Techelix Co., Ltd [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amount of original cost of cost method investments | $									$ 300
Equity Securities without Readily Determinable Fair Value, Amount | $							$ 50
Percentage of Equity Securities Without Readily Determinable Fair Value				1.65%	1.98%										2.00%
Beijing Heimatuoxin Venture Capital LP [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																				¥ 3,000
Percentage of Equity Securities Without Readily Determinable Fair Value																				3.49%
Dividend Income, Equity Securities, Operating		679
Return of Principal		¥ 858
Extended period for partnership agreement		2 years	2 years
zPark [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Return of Principal | $			$ 23
zPark [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | $														$ 1,000
Percentage of Equity Securities Without Readily Determinable Fair Value		1.64%				1.64%								2.00%
Dividend Income, Equity Securities, Operating | $			71
Cheerful Interactive Limited [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount | $												$ 1,250
Cheerful Interactive Limited [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value					3.92%							5.00%
Loto Interactive Limited [Member]
Debt and Equity Securities, FV-NI [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value		33.74%		40.48%		33.74%
Loto Interactive Limited [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Method Investment, Other than Temporary Impairment		¥ 33,001	5,058	¥ 0	¥ 149,896
Loto Interactive Limited [Member] | Listed Company [Member]
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interest percentage	40.65%										40.65%
Equity Method Investments	$ 41,300										$ 322.2
Shares Issued, Price Per Share | $ / shares											$ 0.252
Loto Interactive Limited [Member] | Listed Company [Member] | The Sale Shares [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Method Investment, Shares Acquired | shares	1,278,714,329
Loto Interactive Limited [Member] | Publicly listed company [Member]
Debt and Equity Securities, FV-NI [Line Items]
Loss from equity method investments		14,502	2,223	16,423	12,233
Share of other comprehensive loss of an equity method investee		1,218	187	3,986	0
Sparkland Venture Capital Growth Fund L.P [Member]
Debt and Equity Securities, FV-NI [Line Items]
Loss from equity method investments		426	65	(321)	323
Sparkland Venture Capital Growth Fund L.P [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Limited partnership interest percentage										15.38%			6.67%
Equity Method Investments | $										$ 1,000
Shenzhen Jinyingzaixian Technology Service Limited [Member] | Privately Held Entities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount								¥ 9,000
Limited partnership interest percentage								45.00%
Loss on Sale of Investments		5,306	$ 813	¥ (106)	¥ (5,948)
Jingyan [Member] | Limited partnership [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																¥ 6,000
Percentage of Equity Securities Without Readily Determinable Fair Value					4.31%											4.64%
Dividend Income, Equity Securities, Operating		874
Return of Principal		¥ 60